Subsequent Events	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
KSix Media, Inc. and Subsidiaries [Member]
Subsequent Events

10 SUBSEQUENT EVENTS

The Company has evaluated events occurring subsequent to December 31, 2014 through October 2, 2015, the date these financial statements were available to be issued.

On April 27, 2015, KSIX Media Holdings, Inc. (“Holdings”) (formerly “North American Energy Resources, Inc.”), a Nevada corporation, entered into a Share Exchange Agreement (the “Agreement”) with all of the shareholders of KSIX Media, Inc., whose primary business is the operation of a diverse advertising network through its wholly-owned subsidiaries KSIX and BMG. Pursuant to the Agreement, Holdings acquired all of the issued and outstanding shares (22,600,000 shares) of the common stock of KSIX Media, Inc. from its shareholders in exchange for 28,000,000 restricted shares of KSIX Media Holdings, Inc. common stock. By July 31, 2015, Holdings had completed the change of its name from North American Energy Resources, Inc. to KSIX Media Holdings, Inc.

The share exchange agreement was accounted for as a reverse merger, whereby KSIX Media, Inc. is the accounting acquirer and KSIX Media Holdings, Inc. is the surviving reporting company.

KSix, LLC and Affiliate [Member]
Subsequent Events

5 SUBSEQUENT EVENTS

The Company has evaluated events occurring subsequent to December 31, 2014 through July 10, 2015, the date that these financial statements were available to be issued. There were no material subsequent events as of that date which would require disclosure in or adjustments to these financial statements.